INCOME TAXES - Schedule of Reconciliation of Income Tax Expense from Income (Loss) Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME (LOSS) BEFORE INCOME TAX	$ 75,096	$ (59,777)	$ 530,422
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax expense (credit) at Macau Complementary Tax rate	$ 9,012	$ (7,173)	$ 63,651
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	2,795	2,795
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5,823)	(37,422)	(25,416)
(Over) under provision in prior years	(189)	(442)	158
Effect of income for which no income tax expense is payable	(1,960)	(1,850)	(2,272)
Effect of expenses for which no income tax benefit is receivable	30,475	18,824	12,441
Effect of profits generated by gaming operations exempted	(93,611)	(64,437)	(109,189)
Losses that cannot be carried forward	0	979	0
Change in valuation allowance	67,479	89,757	60,868
Total income tax expense	$ 8,178	$ 1,031	$ 3,036